Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000135925 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	92.23%
C000135925 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000135925 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000135925 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000135925 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135925 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135925 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000135925 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000135925 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000135925 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000135925 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000135925 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.31%
C000135925 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.74%
C000006411 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	92.23%
C000006411 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006411 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000006411 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006411 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000006411 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006411 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000006411 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006411 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000006411 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000006411 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000006411 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.31%
C000006411 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.74%
C000006409 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	92.23%
C000006409 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006409 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000006409 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006409 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000006409 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006409 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000006409 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006409 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000006409 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000006409 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000006409 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.31%
C000006409 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.74%
C000006412 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.77%
C000006412 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000006412 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.33%
C000006412 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000006412 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000006412 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000006412 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000006412 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000006412 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006412 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000006412 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000006412 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006412 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000006412 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000006412 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006412 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000006412 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000006412 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000006412 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.44%
C000006412 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000006414 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.77%
C000006414 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000006414 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.33%
C000006414 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000006414 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000006414 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000006414 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000006414 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000006414 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006414 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000006414 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000006414 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006414 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000006414 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000006414 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006414 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000006414 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000006414 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000006414 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.44%
C000006414 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000074152 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.77%
C000074152 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000074152 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.33%
C000074152 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000074152 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000074152 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000074152 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000074152 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000074152 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000074152 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000074152 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000074152 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074152 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000074152 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000074152 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000074152 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000074152 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074152 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000074152 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.44%
C000074152 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000006418 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.44%
C000006418 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000006418 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000006418 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000006418 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000006418 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000006418 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000006418 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000006418 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000006418 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000006418 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000006418 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.23%
C000006418 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
C000006418 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006420 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.44%
C000006420 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000006420 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000006420 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000006420 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000006420 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000006420 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000006420 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000006420 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000006420 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000006420 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000006420 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.23%
C000006420 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
C000006420 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135927 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.44%
C000135927 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135927 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000135927 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000135927 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000135927 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000135927 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000135927 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.89%
C000135927 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000135927 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000135927 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000135927 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.23%
C000135927 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
C000135927 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135928 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.72%
C000135928 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	79.29%
C000135928 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000135928 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000135928 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000135928 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000135928 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000135928 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.41%
C000135928 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000135928 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.77%
C000135928 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000135928 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000135928 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000135928 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
C000006423 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.72%
C000006423 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	79.29%
C000006423 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000006423 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000006423 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000006423 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000006423 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000006423 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.41%
C000006423 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006423 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.77%
C000006423 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000006423 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000006423 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000006423 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
C000006421 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.72%
C000006421 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	79.29%
C000006421 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000006421 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000006421 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000006421 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000006421 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000006421 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.41%
C000006421 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006421 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.77%
C000006421 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000006421 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000006421 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000006421 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%